Other reserves and retained earnings - Summary of other reserves and retained earnings (Parenthetical) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Other reserve, share premium	$ 9,177,000,000	$ 8,661,000,000
Actuarial losses to equity accounted units	1,295,000,000	(1,382,000,000)	$ 855,000,000
Investment in equity accounted units [Member]
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Actuarial losses to equity accounted units	7,000,000	$ 7,000,000	$ 7,000,000
Merger reserve [Member]
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Other reserve, share premium	$ 11,936,000,000